Condensed Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member] Series A Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2021	$ 1		$ 355,373	$ (280,751)	$ 74,623
Balance, shares at Dec. 31, 2021	133,284	1,000
Contributions to capital			19,520		19,520
Net Income (loss)				82,042	82,042
Balance at Mar. 31, 2022	$ 1		374,893	(198,709)	176,185
Balance, shares at Mar. 31, 2022	133,284	1,000
Balance at Dec. 31, 2021	$ 1		355,373	(280,751)	74,623
Balance, shares at Dec. 31, 2021	133,284	1,000
Net Income (loss)					572,588
Balance at Sep. 30, 2022	$ 101		382,912	291,797	674,810
Balance, shares at Sep. 30, 2022	10,133,284
Balance at Dec. 31, 2021	$ 1		355,373	(280,751)	74,623
Balance, shares at Dec. 31, 2021	133,284	1,000
Net Income (loss)					897,276
Balance at Dec. 31, 2022	$ 101		388,569	457,410	846,080
Balance, shares at Dec. 31, 2022	10,133,284
Balance at Mar. 31, 2022	$ 1		374,893	(198,709)	176,185
Balance, shares at Mar. 31, 2022	133,284	1,000
Contributions to capital			4,901		4,901
Net Income (loss)				196,452	196,452
Preferred stock converted to common	$ 100		(100)
Preferred shares converted to common, shares	10,000,000	(1,000)
Balance at Jun. 30, 2022	$ 101		379,694	(2,257)	377,538
Balance, shares at Jun. 30, 2022	10,133,284
Contributions to capital			3,218		3,218
Net Income (loss)				294,054	294,054
Balance at Sep. 30, 2022	$ 101		382,912	291,797	674,810
Balance, shares at Sep. 30, 2022	10,133,284
Balance at Dec. 31, 2022	$ 101		388,569	457,410	846,080
Balance, shares at Dec. 31, 2022	10,133,284
Net Income (loss)				(1,187,507)	(1,187,507)
Stock issued for services	$ 18		894,096		894,114
Stock issued for services, shares	1,788,227
Shares issued for reverse acquisition	$ 874		(45,952)		(45,078)
Shares issued for reverse acquisition, shares	87,424,424
Balance at Mar. 31, 2023	$ 993		1,236,713	(730,097)	507,609
Balance, shares at Mar. 31, 2023	99,345,935
Balance at Dec. 31, 2022	$ 101		388,569	457,410	846,080
Balance, shares at Dec. 31, 2022	10,133,284
Net Income (loss)					(2,759,098)
Balance at Sep. 30, 2023	$ 1,000		3,173,778	(2,301,688)	873,090
Balance, shares at Sep. 30, 2023	100,055,935
Balance at Mar. 31, 2023	$ 993		1,236,713	(730,097)	507,609
Balance, shares at Mar. 31, 2023	99,345,935
Net Income (loss)				(1,487,672)	(1,487,672)
Stock issued for services	$ 1		49,999		50,000
Stock issued for services, shares	100,000
Warrant expense			1,582,072		1,582,072
Balance at Jun. 30, 2023	$ 994		2,868,784	(2,217,769)	652,009
Balance, shares at Jun. 30, 2023	99,445,935
Net Income (loss)				(83,919)	(83,919)
Stock issued for services	$ 6		304,994		305,000
Stock issued for services, shares	610,000
Balance at Sep. 30, 2023	$ 1,000		$ 3,173,778	$ (2,301,688)	$ 873,090
Balance, shares at Sep. 30, 2023	100,055,935